Consolidated Statements of Comprehensive Income (Loss) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) [1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Statement of comprehensive income [abstract]
CONSOLIDATED NET INCOME	$ 1,930	$ 40,236	$ 76,677	$ 34,743
Items that will be reclassified to consolidated net income in subsequent periods, net of income tax:
Valuation of the effective portion of derivative financial instruments	77	1,610	(928)	(2,240)
(Loss) income on hedge of net investments in foreign operations	0	0	(5,153)	3,677
Exchange differences loss on the translation of foreign operations and equity method accounted investees	688	14,347	(17,986)	(17,430)
Share of other comprehensive income of equity method accounted investees	12	260	6,097	2,369
Total items that will be reclassified to consolidated net income in subsequent periods, net of income tax	777	16,217	(17,970)	(13,624)
Items that will not to be reclassified to consolidated net income in subsequent periods, net of income tax:
(Loss) gain due to changes in the fair value in equity financial instruments	(20)	(426)	1,356	(2,236)
Share of other comprehensive income of equity method accounted investees	0	0	897	267
Remeasurements of the Net Defined Benefit Liability	(49)	(1,016)	160	661
Total items that will not be reclassified to consolidated net income in subsequent periods, net of income tax	(69)	(1,442)	2,413	(1,308)
Other comprehensive income (loss) , net of income tax	708	14,775	(15,557)	(14,932)
Total other comprehensive income (loss)	2,638	55,011	61,120	19,811
Equity holders of the parent	1,866	38,902	53,598	11,175
Non-controlling interest	$ 772	$ 16,109	$ 7,522	$ 8,636

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4